Consolidated Statements of Income and Other Comprehensive Income (Parentheticals)	Dec. 31, 2023 $ / shares	Feb. 28, 2023 ₪ / shares	Aug. 16, 2022 ₪ / shares	Mar. 06, 2022 ₪ / shares
Profit or loss [abstract]
Par value per share | (per share)	$ 0.1	₪ 18	₪ 0.1	₪ 0.1